Cover	12 Months Ended
Nov. 30, 2025
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Jefferies Financial Group Inc.
Entity Central Index Key	0000096223
Current Fiscal Year End Date	--11-30